Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfcorbdfnd-20161014_SupplementTextBlock

SUPPLEMENT TO THE
PROSPECTUS OF
WELLS FARGO INCOME FUNDS
Wells Fargo Core Bond Fund
(the "Fund")
The following table is added under the paragraph titled "Fund Summary - Example of Expenses":

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$526	$656	$256	$156	$156
3 Years	$698	$794	$494	$494	$494
5 Years	$885	$1,056	$856	$856	$856
10 Years	$1,425	$1,578	$1,874	$1,578	$1,874

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Core Bond Fund)
Prospectus:	rr_ProspectusTable
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Core Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 526
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	698
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,425
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Core Bond Fund) | Class B
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	794
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,578
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	856
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,578
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Core Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,874
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	856
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,874